INTANGIBLE ASSETS (Details) - Schedule of finite-lived intangible assets amortization expense - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of finite-lived intangible assets amortization expense [Abstract]
2021	$ 382	$ 1,164
2022	795	764
2023	715	702
2024	542	585
2025	572	542
Thereafter	1,492	1,522
Total	$ 4,498	$ 5,279